Investment Strategy - iShares Macro AlphaBeta Active ETF	Oct. 14, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment objective of seeking total return by combining two sources of returns: (i) a “beta” component that seeks to provide exposure to the U.S. large cap equity market (the “U.S. Large Cap Equity Strategy”), and (ii) an “alpha” component that consists of a macro, tactical asset allocation strategy (the “Macro Asset Allocation Strategy”). The Fund will allocate its assets to each strategy and has discretion to vary the amount of its assets allocated between the two strategies.
The U.S. Large Cap Equity Strategy targets exposure to the returns of the U.S. large cap equity market over a normal business cycle. The Fund seeks to obtain this exposure through investments in equity securities and equity-related instruments as well as derivatives, including futures and futures-related instruments.
The Macro Asset Allocation Strategy will invest varying percentages of the portfolio in global stocks, fixed-income investments, currencies and commodities. The Fund expects to obtain exposure to such asset classes primarily through the use of derivatives. The Fund will also hold money market instruments and cash as part of the Macro Asset Allocation Strategy. The Fund has wide flexibility in the relative weightings given to each asset class in the Macro Asset Allocation Strategy. The Fund may take both long and short positions within and across each asset class, whereby the Fund expects the Macro Asset Allocation Strategy to achieve returns not closely correlated to the U.S. Large Cap Equity Strategy over a normal business cycle.
With respect to its equity investments, the Fund may invest in common stock, preferred stock, non‑convertible preferred stock and depositary receipts. The Fund may invest in securities of both U.S. and non‑U.S. issuers, which can be U.S. dollar-based or non‑U.S. dollar-based and may be currency hedged or unhedged. The Fund may invest in securities of companies of any market capitalization. The Fund may also invest in securities convertible into common stock.
With respect to its fixed-income investments, the Fund may invest in fixed-income securities such as corporate bonds and notes, commercial and residential mortgage-backed securities (bonds that are backed by a mortgage loan or pools of loans secured either by commercial property or residential mortgages, as applicable), collateralized mortgage obligations (bonds that are backed by cash flows from pools of mortgages and may have multiple classes with different payment rights and protections), collateralized debt obligations (“CDOs”), asset-backed securities, convertible securities, debt obligations of governments and their sub‑divisions (including those of non‑U.S. governments), other floating or variable rate obligations, municipal obligations, inflation-linked securities, and zero coupon debt securities. The Fund may invest in non‑investment grade bonds (“junk” bonds or distressed securities), non‑investment grade bank loans, foreign bonds (both U.S. dollar- and non‑U.S. dollar-denominated) and bonds of emerging market issuers. The Fund may invest in non‑U.S. dollar-denominated bonds on a currency hedged or unhedged basis.
With respect to its money market and cash investments, the Fund may hold high quality money market securities, including short term U.S. Government securities, U.S. Government agency securities, securities issued by U.S. Government-sponsored enterprises and U.S. Government instrumentalities, bank obligations, commercial paper, including asset-backed commercial paper, corporate notes and repurchase agreements. The Fund may invest a significant portion of its assets in money market funds, including those advised by BFA or its affiliates.
The Fund may invest in derivatives, including, but not limited to, swaps, including interest rate, total return, index and credit default swaps; options; futures; options on futures and swaps; and foreign currency transactions (including swaps), for hedging purposes, as well as to seek to increase the return on its portfolio investments. The Fund may utilize derivatives to a significant extent. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The Fund may utilize derivative instruments to maintain a portion of its portfolio long and short positions. The Fund may also use forward foreign currency exchange contracts (obligations to buy or sell a currency at a set rate in the future) to hedge against movement in the value of a currency. The Fund may also invest in indexed and inverse floating rate securities.
The Fund may invest in U.S. and non‑U.S. real estate investment trusts (“REITs”), structured products (including, but not limited to, structured notes, credit linked notes and participation notes, or other instruments evidencing interests in special purpose vehicles, trusts, or other entities that hold or represent interests in fixed-income securities) and floating rate securities (such as bank loans).
The Fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investment in commodity-linked derivative instruments and investment vehicles, such as exchange-traded funds, that invest in commodities and are designed to provide investment exposure to physical commodities. The Fund expects to gain exposure to commodity markets by investing up to 25% of its total assets, inclusive of leverage, in iShares Cayman Macro AlphaBeta Active ETF, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund formed in the Cayman Islands, which invests primarily in commodity-related instruments. The Subsidiary may also hold cash and invest in other instruments, including fixed income securities, either as investments or to serve as margin or collateral for the Subsidiary’s derivative positions. The Subsidiary (unlike the Fund) may invest without limitation in commodity-related instruments. However, the Subsidiary is otherwise subject to the same fundamental, non‑fundamental and certain other investment restrictions as the Fund.
The Fund is classified as non‑diversified under the Investment Company Act of 1940, as amended.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
With respect to its fixed-income investments, the Fund may invest in fixed-income securities such as corporate bonds and notes, commercial and residential mortgage-backed securities (bonds that are backed by a mortgage loan or pools of loans secured either by commercial property or residential mortgages, as applicable), collateralized mortgage obligations (bonds that are backed by cash flows from pools of mortgages and may have multiple classes with different payment rights and protections), collateralized debt obligations (“CDOs”), asset-backed securities, convertible securities, debt obligations of governments and their sub‑divisions (including those of non‑U.S. governments), other floating or variable rate obligations, municipal obligations, inflation-linked securities, and zero coupon debt securities. The Fund may invest in non‑investment grade bonds (“junk” bonds or distressed securities), non‑investment grade bank loans, foreign bonds (both U.S. dollar- and non‑U.S. dollar-denominated) and bonds of emerging market issuers. The Fund may invest in non‑U.S. dollar-denominated bonds on a currency hedged or unhedged basis.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
The Fund may invest in derivatives, including, but not limited to, swaps, including interest rate, total return, index and credit default swaps; options; futures; options on futures and swaps; and foreign currency transactions (including swaps), for hedging purposes, as well as to seek to increase the return on its portfolio investments. The Fund may utilize derivatives to a significant extent. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The Fund may utilize derivative instruments to maintain a portion of its portfolio long and short positions. The Fund may also use forward foreign currency exchange contracts (obligations to buy or sell a currency at a set rate in the future) to hedge against movement in the value of a currency. The Fund may also invest in indexed and inverse floating rate securities.